Other Financial Liabilities (debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current debt:
Lease liabilities	$ 3,639	$ 4,098
Total current debt	35,071	179,417
Non-current debt:
Lease liabilities	9,314	1,681
Less : Debt issuance costs	(8,180)	(4,201)
Total non-current financial liabilities	703,463	878,558
Sociedad Minera El Brocal S.A.A
Current debt:
Lease liabilities	7,028	7,617
Senior unsecured credit facility	0	324,695
Total current debt	7,028	332,312
Non-current debt:
Lease liabilities	56,097	62,503
Total other financial liabilities	$ 63,125	$ 394,815	$ 602,668